INCOME TAXES	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 10        -          INCOME TAXES

A. Income Tax Regulations (Rules on Bookkeeping by Foreign Invested Companies and Certain Partnerships and Determination of their Taxable Income), 1986:

As a "Controller Foreign Cooperation" (as defined in the Israeli Law for the Encouragement of Capital Investments-1959), the Company's management has elected to apply Income Tax Regulations (Rules for Maintaining Accounting Records of Foreign Invested Companies and Certain Partnerships and Determining Their Taxable Income) - 1986. Accordingly, its taxable income or loss is calculated in US Dollars.

B.        Law for the Encouragement of Capital Investments - 1959:

Part of the Company's investment in equipment has received approvals in accordance with the Law for the Encouragement of Capital Investments, 1959 (“Approved Enterprise” status) in three separate investment plans. The Company has chosen to receive its benefits through the “Alternative Benefits” track, and, as such, is eligible for various benefits. These benefits include accelerated depreciation of fixed assets used in the investment program, as well as a full tax exemption on undistributed income in relation to income derived from the first plan for a period of 4 years and for the second and third plans for a period of 2 years. Thereafter a reduced tax rate of 25% will be applicable for an additional period of up to 3 years for the first plan and 5 years for the second and third plans, commencing with the date on which taxable income is first earned but not later than certain dates. The benefit period of the second and third plan have commenced.

On April 1, 2005, an amendment to the Investment Law came into effect (“the Amendment”) and has significantly changed the provisions of the Investment Law. The Amendment limits the scope of enterprises which may be approved by the Investment Center by setting criteria for the approval of a facility as a Privileged Enterprise, such as provisions generally requiring that at least 25% of the Privileged Enterprise's Income will be derived from export. Additionally, the Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies no longer require Investment Center approval in order to qualify for tax benefits. However, the Investment Law provides that terms and benefits included in any certificate of approval already granted will remain subject to the provisions of the law as they were on the date of such approval. Therefore, the Israeli companies with Approved Enterprise status will generally not be subject to the provisions of the Amendment.

The entitlement to the above benefits is conditional upon the Company fulfilling the conditions stipulated by the above law, regulations published thereunder and the instruments of approval for the specific investments in "Approved Enterprises". In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest.

In the event of distribution by the Company of a cash dividend out of retained earnings that were tax exempt due to its Approved Enterprise status, the Company would have to pay corporate tax of 10% - 25% on the income from which the dividend was distributed based on the extent to which non-Israeli shareholders hold Company's shares. A 15% withholding tax may be deducted from dividends distributed to the recipients.

The Company has not provided deferred taxes on future distributions of tax-exempt earnings, as the Company intends to reinvest any income derived from its Approved Enterprise program and not to distribute such income as a dividend. Accordingly, such earnings have been considered to be permanently reinvested.

In 2008, the Company submitted a request to approve a new plan (fourth plan) as a Privileged Enterprise in accordance with the Amendment to the Investment Law.  The commencing year was 2010. The expected expiration year is 2021.

In 2011, new legislation amending to the Investment Law was adopted. Under this new legislation, a uniform corporate tax rate will apply to all qualifying income of certain Industrial Companies (Requirement of a minimum export of 25% of the company's total turnover), as opposed to the current law's incentives, which are limited to income from Approved Enterprises during their benefits period. Under the new law, the uniform tax rate will be 10% in areas in Israel designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively thereafter. The profits of these Industrial Companies will be freely distributable as dividends, subject to a 15% withholding tax (or lower, under an applicable tax treaty).

Under the transition provisions of the new legislation, the Company may decide to irrevocably implement the new law while waiving benefits provided under the current law or to remain subject to the current law.

In August 2013 "The Arrangements Law" (hereinafter - "the Law") was officially published. The following significant changes affecting taxation were approved:

  The tax rate on a company in Development area A, effective January 1, 2014 is 9% (instead of 7% in 2014 and 6% in 2015 and thereafter), and the tax rate for companies in all other areas will be 16% (instead of 12.5% in 2014 and 12% in 2015 and thereafter).

  The tax rate on dividend distributed, generated from "preferred income" or by a company that has an approved enterprise related to tourism increased effective January 1, 2014 from 15% to 20%.

                                       In 2014 and 2015, most of the Company's taxable income in Israel is attributable to Approved Enterprise programs with zero tax.

C.        Law for the Encouragement of Industry (Taxation), 1969:

The Company is an “Industrial Company” under the Law for the Encouragement of Industry (Taxation), 1969 and, therefore, is entitled to certain tax benefits, mainly accelerated rates of depreciation.

D.        Deferred Taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company and its subsidiary deferred tax assets are as follows:

	As of December 31,
	2 0 1 5	2 0 1 4

Net operating loss carry-forwards	$4,781	$-
Temporary differences relating to reserve and allowances	9,658	1,796
Intangible assets	(6,715)	-
	7,724	1,796
Valuation Allowance	(5,165)	-
Deferred tax asset, net	$2,559	$1,796

The Company's U.S. subsidiaries have carry-forward tax losses of approximately $8,808 to offset against future U.S. federal taxable income.

Israel:

	,As of December 31
	2 0 1 5	2 0 1 4

Short-term deferred tax assets	$2,973	$142
Long-term deferred tax assets	1,981	1,654
	$4,954	$1,796

International:

	As of December 31,
	2 0 1 5	2 0 1 4

Short-term deferred tax assets	$567	$-
Long-term deferred tax assets	3,754	-
Short-term deferred tax liabilities	(956)	-
Long-term deferred tax liabilities	(5,760)	-
	$(2,395)	$-

Under ASC 740-10, deferred tax assets are to be recognized for the anticipated tax benefits associated with net operating loss carry-forwards and deductible temporary differences; unless it is more-likely-than-not that some or all of the deferred tax assets will not be realized.

The adjustment is made by a valuation allowance.

E.        Israel and International Components of Income before Taxes:

	Year ended December 31,
	2 0 1 5	2 0 1 4	2 0 1 3

Israel	$15,377	$16,648	$11,788
International	(3,153)	826	1,238
	$12,224	$17,474	$13,026

F.         Tax Reconciliation:

The following is a reconciliation of the theoretical tax expense, assuming that all income is taxed at the ordinary statutory average corporate tax rate in Israel and the actual tax expense in the statement of operations, is as follows:

	Year ended December 31,
	2 0 1 5	2 0 1 4	2 0 1 3

Net income before taxes	$12,224	$17,474	$13,026
Statutory tax expenses	3,239	4,631	3,256
Effect of Approved Enterprise status	(7,807)	(8,639)	-
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes - net	1,377	776	218
Different tax rates of deferred taxes	-	1,839	(1,344)
Deferred taxes on carryforward tax losses for which valuation allowance was provided	-	(39)	-
Effect of foreign operations taxed at various rates	(530)	(31)	96
Adjustments for previous years tax	-	-	261
Change in valuation allowance	-	42	-
Other	220	243	24
	(6,740)	(5,809)	(745)
Actual tax expense (benefit)	$(3,501)	$(1,178)	$2,511

G.        Effective Tax Rates:

The Company's effective tax rates differ from the statutory rates applicable to the Company for tax year 2015 and 2014 due primarily to effect of Approved Enterprise status and for tax year 2013 due primarily to its tax losses carry-forward.

H.        Tax Assessments:

The Company has either received final tax assessments or the applicable statute of limitations rules have become effective through tax year 2010. Two subsidiaries received final tax assessments through tax year 2012. The other subsidiaries did not receive final tax assessments since their incorporation.

I.          Uncertain Tax Positions:

The taxation of the Company's business is subject to the application of multiple and sometimes conflicting tax laws and regulations as well as multinational tax conventions. The application of tax laws and regulations is subject to legal and factual interpretation, judgment and uncertainty.

Tax laws themselves are subject to change as a result of changes in fiscal policy, changes in legislation and the evolution of regulations and court rulings. Consequently, taxing authorities may impose tax assessments or judgments against the Company that could materially impact its tax liability and/or its effective income tax rate.

The Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net income in the period in which such determination is made.

The following table summarizes the changes in uncertain tax positions:

	As of December 31,
	2 0 1 5	2 0 1 4

Balance at the beginning of the year	$651	$451
Decrease related to prior year tax positions, net	(241)	(36)
Increase related to current year tax positions	755	236
Balance at the end of the year	$1,165	$651

J.         Income from Other Sources in Israel:

Income not eligible for benefits under the Approved Enterprise Law mentioned in A. above is taxed at the corporate tax rate of 26.5% in 2015 and 2014 and 25% in 2013. Effective January 1, 2016 the tax rate will be 25%.